Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	4,200,000
Proposed Maximum Offering Price per Unit	9.11
Maximum Aggregate Offering Price	$ 38,262,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,857.91
Offering Note
(1)    This registration statement registers (i) 3,000,000 common shares of beneficial interest, $0.01 par value per share, of Pebblebrook Hotel Trust (“common shares”) to be issued from time to time in accordance with the Pebblebrook Hotel Trust 2009 Equity Incentive Plan (as amended and restated and amended to date, the “Plan”) and (ii) 1,200,000 common shares that, in accordance with the terms of the Plan, have been or may become reallocated to the Plan and subsequently issued from time to time. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the number of common shares registered hereby includes an indeterminate number of common shares that may be issued in connection with share splits, share dividends or similar transactions.
(2)    Calculated in accordance with Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low sales prices of common shares as reported on the New York Stock Exchange on May 21, 2025.